Derivative Instruments - Summary of Interest Rate Swap Positions (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Minimum
Derivative [Line Items]
Margin on variable-rate debt	0.30%
Maximum
Derivative [Line Items]
Margin on variable-rate debt	3.50%
U.S. Dollar-denominated interest rate swaps one
Derivative [Line Items]
Notional Amount	$ 92,563,000
Fair Value / Carrying Amount of Asset (Liability)	$ 1,250,000
Remaining Term (years)	2 years
Fixed Interest Rate	1.46%
U.S. Dollar-denominated interest rate swaps two
Derivative [Line Items]
Notional Amount	$ 150,000,000
Fair Value / Carrying Amount of Asset (Liability)	$ 3,175,000
Remaining Term (years)	2 years
Fixed Interest Rate	1.55%
U.S. Dollar-denominated interest rate swaps three
Derivative [Line Items]
Notional Amount	$ 50,000,000
Fair Value / Carrying Amount of Asset (Liability)	$ 1,453,000
Remaining Term (years)	2 years
Fixed Interest Rate	1.16%